Financial Risk Management - Summary of Financial Instruments (Detail) - SEK (kr) kr in Billions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		kr 107.6	kr 89.7
Assets at amortized cost		0.6	1.0
Financial liabilities at FVTPL		(39.0)	(39.8)
Liabilities at amortized cost		(32.5)	(36.7)
Customer finance [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		4.5	6.9
Customer finance [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		4.5	6.9
Interest bearing liabilities [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		31.7	19.1
Interest bearing liabilities [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		30.4	18.6
Interest bearing liabilities [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		1.3	0.5
Cash equivalents [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	[1]	24.3	17.5
Cash equivalents [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	[1]	0.3	0.8
Cash equivalents [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	[1]	24.0	16.7
Other Financial Asset [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		2.7	2.1
Assets at amortized cost		0.3	0.6
Other Financial Asset [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		0.8	0.1
Other Financial Asset [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		1.9	2.0
Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through OCI		44.2	42.2
Trade receivables [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through OCI		44.2	42.2
Interest bearing securities [member]
Disclosure Of Financial Instruments [Line Items]
Assets at amortized cost		0.3	0.4
Parent Company borrowings [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL		(35.7)	(38.0)
Parent Company borrowings [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL		(19.7)	(23.7)
Parent Company borrowings [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL		(16.0)	(14.3)
Other current liabilities [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at FVTPL		(3.3)	(1.8)
Other current liabilities [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at FVTPL		(3.3)	(1.8)
Trade payables [member]
Disclosure Of Financial Instruments [Line Items]
Liabilities at amortized cost		(30.2)	(27.8)
Borrowings [member]
Disclosure Of Financial Instruments [Line Items]
Liabilities at amortized cost		(2.3)	(8.9)
Other Current Asset [Member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		0.2	1.9
Other Current Asset [Member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		kr 0.2	kr 1.9

[1]	Total Cash and cash equivalent is SEK 43.9 (35.2) billion, of which SEK 24.3 (17.5) billion relating to Cash equivalents are presented in the table above.